Other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of other receivables
	As of December 31, 2023	As of December 31, 2022

Employee advance and others	$1,711	$2,687
Allowance for credit losses	-	-
Total other receivables	$1,711	$2,687

Schedule of other receivables allowance for doubtful accounts

Movements of allowance for credit losses from other receivables are as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Beginning balance	$-	$-	$-
Addition	-	2,209,825	-
Write-off	-	(2,209,825)	-
Ending balance	$-	$-	$-